Short Term Loan to Third Party (Tables)	6 Months Ended
Mar. 31, 2025
Short Term Loan to Third Party [Abstract]
Schedule of Short-Term Loans to Third Party	As of March 31, 2025 and September 30, 2024, the short-term loan to third party consists of the following:
Borrower	Annual Interest Rate	Maturity		As of March 31, 2025,
Short Selling Capital Group Limited	9.00%	09/26/2024	09/25/2025	$8,993,306
Interest receivable from loan to third party				386,261
Total				$9,379,567

Borrower	Annual Interest Rate	Maturity		As of September 30, 2024,
Short Selling Capital Group Limited	9.00%	09/26/2024	09/25/2025	$410,000
				$410,000